Venezuelan and Argentinian Currency Regulations and Re-measurements	9 Months Ended
Sep. 30, 2017
Related Party Transactions [Abstract]
Venezuelan and Argentinian Currency Regulations and Re-measurements

3. VENEZUELAN AND ARGENTINIAN CURRENCY REGULATIONS AND RE-MEASUREMENTS

The functional currency of CNH Industrial’s Venezuelan subsidiary is the U.S. dollar. At the end of each period, CNH Industrial re-measures the net monetary assets of its Venezuelan subsidiary from the bolivar fuerte (“Bs.F.” or “bolivars”) to the U.S. dollar at the rate it believes is legally available to the Company.

In January 2014, the Venezuelan government enacted changes affecting the country’s currency exchange and other controls and established a new foreign currency administration, the National Center for Foreign Commerce (“CENCOEX”). CENCOEX assumed control of the sale and purchase of foreign currency in Venezuela and established the official exchange rate. Additionally, the government expanded the types of transactions that may be subject to the weekly auction mechanism under SICAD I. Also in 2014, the Venezuelan government announced that another floating rate exchange system (SICAD II) would be initiated. In February 2015, the Venezuelan government announced that the two previously used currency conversion mechanisms (SICAD I and SICAD II) had been merged into a single mechanism called SICAD and introduced a new open market exchange rate system, SIMADI. The changes created a three-tiered system.

In March 2016, the Venezuelan government devalued its currency and reduced its existing three-tiered system to a two-tiered system by eliminating the SICAD rate. The CENCOEX rate, which was the official rate available for purchases and sales of essential items, was changed to 10 bolivars per U.S. dollar from 6.3 and is now known as DIPRO. The Venezuelan government also announced that the SIMADI rate would be replaced by the DICOM rate, which is allowed to float freely and fluctuates based on supply and demand. As a result, management determined that the DICOM rate was the most appropriate legally available rate to re-measure the net monetary assets of the Company’s Venezuelan subsidiary, except for those cases in which the Company had a legally enforceable right of obtaining U.S. dollars at a different predetermined exchange rate. At September 30, 2017 and 2016, the net monetary assets were re-measured at the DICOM rate of 3,345.00 and 658.06 bolivars per U.S. dollar, respectively, resulting in a pre- and after-tax charge of $1 million and $5 million in the line item “Other, Net” for the three and nine months ended September 30, 2017, respectively and $0 million and $11 million for the three and nine months ended September 30, 2016, respectively. CNH Industrial’s results of operations in Venezuela for the three and nine months ended September 30, 2017 and 2016 were immaterial as a percentage of both the Company’s net revenues and operating profit.

As of September 30, 2017, the Company continues to control, and therefore consolidate, its Venezuelan operations. Despite the significant macroeconomic challenges in the country, CNH Industrial intends to continue its presence in the Venezuelan market for the foreseeable future. CNH Industrial continues to monitor the Venezuelan economic situation and is actively engaged in discussions with the Venezuelan government agencies concerning its ongoing business activities. If, in the future, it concludes that it no longer maintains control over its operations in Venezuela, CNH Industrial may need to de-consolidate its operations in Venezuela, which would result in a pre- and after-tax charge of approximately $91 million.

Additionally, at the end of each period, CNH Industrial re-measures the net monetary assets of its Argentinian subsidiaries from the Argentine Peso into the U.S. dollar. During the three and nine months ended September 30, 2017 and 2016, CNH Industrial recorded a charge of $7 million and $17 million, respectively, and $7 million and $19 million, respectively, following the re-measurement of such net monetary assets.